Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Feb. 21, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Mar. 01, 2017
Class A and C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class A
Prospectus:
Trading Symbol	SPECX
Class A and C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class C
Prospectus:
Trading Symbol	ASPCX
Class A and C Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class A
Prospectus:
Trading Symbol	SPEGX
Class A and C Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class C
Prospectus:
Trading Symbol	AGFCX
Class A and C Prospectus | Alger Mid Cap Focus Fund | Alger Mid Cap Focus Fund Class A
Prospectus:
Trading Symbol	SPEAX
Class A and C Prospectus | Alger Mid Cap Focus Fund | Alger Mid Cap Focus Fund Class C
Prospectus:
Trading Symbol	AACYX
Class A and C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class A
Prospectus:
Trading Symbol	SPEDX
Class A and C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class C
Prospectus:
Trading Symbol	ADOCX
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class A
Prospectus:
Trading Symbol	AAEMX
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class C
Prospectus:
Trading Symbol	ACEMX
Class T Prospectus | Alger Spectra Fund | Class T
Prospectus:
Trading Symbol	AGTSX
Class T Prospectus | Alger Responsible Investing Fund | Class T
Prospectus:
Trading Symbol	ALRTX
Class T Prospectus | Alger Mid Cap Focus Fund | Class T
Prospectus:
Trading Symbol	AATYX
Class T Prospectus | Alger Dynamic Opportunities Fund | Class T
Prospectus:
Trading Symbol	ADOTX
Class T Prospectus | Alger Emerging Markets Fund | Class T
Prospectus:
Trading Symbol	ATEMX
Class I Prospectus | Alger Spectra Fund | Alger Spectra Fund Class I
Prospectus:
Trading Symbol	ASPIX
Class I Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class I
Prospectus:
Trading Symbol	AGIFX
Class I Prospectus | Alger Mid Cap Focus Fund | Alger Mid Cap Focus Fund Class I
Prospectus:
Trading Symbol	AAIYX
Class I Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class I
Prospectus:
Trading Symbol	AIEMX
Class Z Prospectus | Alger Spectra Fund | Alger Spectra Fund Class Z
Prospectus:
Trading Symbol	ASPZX
Class Z Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class Z
Prospectus:
Trading Symbol	ALGZX
Class Z Prospectus | Alger Mid Cap Focus Fund | Class Z
Prospectus:
Trading Symbol	AAZYX
Class Z Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class Z
Prospectus:
Trading Symbol	ADOZX
Class Z Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Z
Prospectus:
Trading Symbol	AZEMX
Class Y and Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y
Prospectus:
Trading Symbol	AYEMX
Class Y and Y-2 Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Y-2
Prospectus:
Trading Symbol	AEMYX